Financial instruments - valuation - Level 3 Sensitivities of Liabilities (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Fair value of liabilities
Liabilities	£ 1,790	£ 1,957
Deposits
Fair value of liabilities
Liabilities	368	377
Debt securities in issue
Fair value of liabilities
Liabilities	80	112
Debt securities in issue
Fair value of liabilities
Liabilities	156	280
Recurring
Fair value of liabilities
Liabilities	1,790	1,957	£ 2,030	£ 2,187
Sensitivity favourable	150	140
Sensitivity unfavourable	(150)	(150)
Recurring | Deposits
Fair value of liabilities
Liabilities	368	377
Sensitivity favourable	40	40
Sensitivity unfavourable	(40)	(40)
Recurring | Debt securities in issue
Fair value of liabilities
Liabilities	80	112
Sensitivity favourable		10
Sensitivity unfavourable		(10)
Recurring | Interest rate
Fair value of liabilities
Liabilities	802	808
Sensitivity favourable	100	70
Sensitivity unfavourable	(100)	(70)
Recurring | Foreign exchange
Fair value of liabilities
Liabilities	304	279
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Recurring | Other
Fair value of liabilities
Liabilities	80	101
Sensitivity unfavourable		(10)
Recurring | Debt securities in issue
Fair value of liabilities
Liabilities	£ 156	280
Sensitivity favourable		10
Sensitivity unfavourable		£ (10)